UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7676

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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

ATAC Credit Rotation ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


ATAC US Rotation ETF
--------------------------------------------------------------------------------------------------------------------------
 DIREXION SHARES ETF TRUST                                                                   Agenda Number:  935536536
--------------------------------------------------------------------------------------------------------------------------
        Security:  25459W847
    Meeting Type:  Special
    Meeting Date:  11-Mar-2022
          Ticker:  TNA
            ISIN:  US25459W8477
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David L. Driscoll                                         Mgmt          For                            For
       Jacob C. Gaffey                                           Mgmt          For                            For
       Henry W. Mulholland                                       Mgmt          For                            For
       Kathleen M. Berkery                                       Mgmt          For                            For
       Carlyle Peake                                             Mgmt          For                            For
       Mary Jo Collins                                           Mgmt          For                            For
       Angela Brickl                                             Mgmt          For                            For
       Daniel D. O'Neill                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524300
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHG
            ISIN:  US8085243009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust
By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President
Date                 8/24/2022